Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN BOND FUND INC
Prospectus Date	rr_ProspectusDate	Apr. 28, 2014
AllianceBernstein Intermediate Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN INTERMEDIATE BOND PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to generate income and price appreciation without assuming what the Adviser considers undue risk.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 189% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	189.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Total Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets in fixed-income securities. The Fund expects to invest in readily marketable fixed-income securities with a range of maturities from short- to long-term and relatively attractive yields that do not involve undue risk of loss of capital. The Fund expects to invest in fixed-income securities with a dollar-weighted average maturity of between three to ten years and an average duration of three to six years. The Fund may invest up to 25% of its net assets in below investment grade bonds. The Fund may use leverage for investment purposes.

The Fund may invest without limit in U.S. Dollar-denominated foreign fixed-income securities and may invest up to 25% of its assets in non-U.S. Dollar-denominated foreign fixed-income securities. These investments may include, in each case, developed and emerging market debt securities.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Fund. In making this assessment, the Adviser takes into account various factors, including the credit quality and sensitivity to interest rates of the securities under consideration and of the Fund's other holdings.

		The Fund may invest in mortgage-related and other asset-backed securities, loan participations, inflation-protected securities, structured securities, variable, floating, and inverse floating-rate instruments and preferred stock, and may use other investment techniques. The Fund intends, among other things, to enter into transactions such as reverse repurchase agreements and dollar rolls. The Fund may invest, without limit, in derivatives, such as options, futures, forwards, or swaps.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Market Risk: The value of the Fund's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.
  Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.
  Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.
  Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.
  Below Investment Grade Securities Risk: Investments in fixed-income securities with lower ratings (commonly known as "junk bonds") are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, negative perceptions of the junk bond market generally and less secondary market liquidity.
  Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.
  Foreign (Non-U.S.) Risk: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  Emerging Market Risk: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.
  Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.
  Prepayment Risk: The value of mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early payments of principal on some mortgage-related securities may occur during periods of falling mortgage interest rates and expose the Fund to a lower rate of return upon reinvestment of principal. Early payments associated with mortgage-related securities cause these securities to experience significantly greater price and yield volatility than is experienced by traditional fixed-income securities. During periods of rising interest rates, a reduction in prepayments may increase the effective life of mortgage-related securities, subjecting them to greater risk of decline in market value in response to rising interest rates. If the life of a mortgage-related security is inaccurately predicted, the Fund may not be able to realize the rate of return it expected.
  Leverage Risk: To the extent the Fund uses leveraging techniques, its net asset value, or NAV, may be more volatile because leverage tends to exaggerate the effects of changes in interest rates and any increase or decrease in the value of the Fund's investments.
  Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.
  Management Risk: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.
		As with all investments, you may lose money by investing in the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Bar Chart [Heading]	rr_BarChartHeading	Bar Chart
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. The annual returns for the Fund's Class Z shares are not presented in the bar chart and would differ from the annual returns of the Fund's Class A shares only to the extent that the Class Z shares have lower expenses because the shares are invested in the same portfolio of securities.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Fund's: Best Quarter was up 7.86% in the 3rd quarter, 2009; and Worst Quarter was down -4.57% in the 3rd quarter, 2008.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The annual returns for the Fund's Class Z shares are not presented in the bar chart and would differ from the annual returns of the Fund's Class A shares only to the extent that the Class Z shares have lower expenses because the shares are invested in the same portfolio of securities.
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For the periods ended December 31, 2013)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax Returns: -Are shown for Class A shares only and will vary for Class Z shares because Class Z shares have a lower expense ratio;
AllianceBernstein Intermediate Bond Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
2004	rr_AnnualReturn2004	3.48%
2005	rr_AnnualReturn2005	1.94%
2006	rr_AnnualReturn2006	3.97%
2007	rr_AnnualReturn2007	5.68%
2008	rr_AnnualReturn2008	(8.26%)
2009	rr_AnnualReturn2009	19.18%
2010	rr_AnnualReturn2010	9.20%
2011	rr_AnnualReturn2011	6.39%
2012	rr_AnnualReturn2012	5.57%
2013	rr_AnnualReturn2013	(1.59%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.57%)
1 Year	rr_AverageAnnualReturnYear01	(5.75%)	[1]
5 Years	rr_AverageAnnualReturnYear05	6.61%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.89%	[1]
AllianceBernstein Intermediate Bond Portfolio | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.02%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.12%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.57%
After 1 Year	rr_ExpenseExampleYear01	61
After 3 Years	rr_ExpenseExampleYear03	186
After 5 Years	rr_ExpenseExampleYear05	321
After 10 Years	rr_ExpenseExampleYear10	$ 716
1 Year	rr_AverageAnnualReturnYear01	(1.29%)	[3]
5 Years	rr_AverageAnnualReturnYear05	7.87%	[3]
10 Years	rr_AverageAnnualReturnYear10	4.65%	[3]
Inception date	rr_AverageAnnualReturnInceptionDate	Apr. 28, 2014	[3]
AllianceBernstein Intermediate Bond Portfolio | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.81%)	[1]
5 Years	rr_AverageAnnualReturnYear05	5.26%	[1]
10 Years	rr_AverageAnnualReturnYear10	2.49%	[1]
AllianceBernstein Intermediate Bond Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.25%)	[1]
5 Years	rr_AverageAnnualReturnYear05	4.64%	[1]
10 Years	rr_AverageAnnualReturnYear10	2.47%	[1]
AllianceBernstein Intermediate Bond Portfolio | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	4.44%
10 Years	rr_AverageAnnualReturnYear10	4.55%

[1]	After-tax Returns: -Are shown for Class A shares only and will vary for Class Z shares because Class Z shares have a lower expense ratio; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Total Other Expenses are based on estimated amounts for the current fiscal year.
[3]	Inception date: April 28, 2014. Performance information for periods prior to the inception of Class Z shares is the performance of the Fund's Class A shares adjusted to reflect the lower expense ratio of Class Z shares.